ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Accrued payroll and welfare	150,160	261,273	41,512
Accrued operating expenses	297,248	547,176	86,937
Tax payable	295,432	452,441	71,886
Distributors’ and customers’ deposits	14,953	61,589	9,785
Purchase of fixed assets	277,669	276,731	43,968
Traffic acquisition costs	133,864	208,980	33,204
Bandwidth costs	34,488	77,061	12,244
Professional expenses	25,937	39,803	6,324
Deposits on online payment platform	38,278	37,067	5,889
Payable for business acquisitions	1,000	439,488	69,828
Others	48,742	143,836	22,853

	1,317,771	2,545,445	404,430